COMMITMENTS AND CONTINGENT LIABILITIES (Future Minimum Lease Commitments Under Non-Cancelable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2015	$ 16,520
2016	13,324
2017	12,429
2018	11,779
2019	9,883
2020 and thereafter	24,074
Operating leases, future minimum payments	$ 88,009